UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period:  February 28, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report

February 28, 2014

Samson STRONG Nations Currency Fund

Institutional Class
(SCAFX)

Investor Class
(SCRFX)

Investment Adviser

Samson Capital Advisors LLC
600 Lexington Avenue, 20th Floor
New York, New York  10022

Phone: 1-855-SCA-FNDS (1-855-722-3637)

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	10

INVESTMENT HIGHLIGHTS	12

SCHEDULE OF INVESTMENTS	15

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS	19

STATEMENT OF ASSETS AND LIABILITIES	21

STATEMENT OF OPERATIONS	22

STATEMENTS OF CHANGES IN NET ASSETS	23

FINANCIAL HIGHLIGHTS	24

NOTES TO FINANCIAL STATEMENTS	26

NOTICE OF PRIVACY POLICY & PRACTICES	37

ADDITIONAL INFORMATION	38

Dear Shareholder,

The currency markets experienced considerable volatility over the past six months.  Federal Reserve tapering, a booming US equity market in late 2013 and then a dramatic sell-off in early 2014, combined with a surprising slowdown in economic growth in China, all contributed to this period of heightened volatility.  While we seek to capture long term shifts in value in currencies, the past six months were characterized by extreme short term changes in valuation.  In addition to providing investors with the benefits of currency diversification with a low level of volatility, we seek to help investors maintain their purchasing power against a long-term decline in the dollar, but with an emphasis on strong balance sheet nations.  The Samson STRONG Nations Currency Fund (“STRONG” or the “Fund”) invests in those currencies associated with nations that embrace democracy, open markets, the rule of law and a long-term commitment to financial strength.  Many currencies of nations with these characteristics have the largest daily trading volumes of any currencies outside the G4 (US dollar, Euro, Japanese yen, British pound).  If we classify the G4 currencies as ‘large cap’ this next tier of foreign exchange liquidity would then be ‘mid cap.’  The currencies of these nations, though associated with characteristics we view as high quality, have nonetheless underperformed the currencies associated with the larger, declining powers of the world.  The chart below demonstrates this point – it compares the difference in returns between the Euro (a large cap currency) and a float weighted basket of mid cap currencies.  Relative currency weights in the basket are based on their share of daily trading volume relative to the other currencies in the capitalization group.  As can be seen in the illustration, the Euro’s outperformance relative to mid cap currencies is at an extreme level, infrequently seen since the introduction of the currency.  In our view, this type of overvaluation of a large cap currency vs. a mid cap basket of currencies is consistent with a turning point in the market, and augers well in the months ahead for mid cap performance relative to large cap currencies.

Exhibit 6: Difference of 12 Month Rolling Returns, Euro – Mid Cap Average*

*
The Mid Cap Average is a float weighted basket of currencies with 0.5-5.0% share of total foreign currency daily turnover as of 12/31/13 per the Bank of International Settlements.  It includes:  Australian dollar, Swiss franc, Canadian dollar, Mexican peso, Chinese renminbi, New Zealand dollar, Swedish krona, Russian ruble, Hong Kong dollar, Norwegian krone, Singapore dollar, Turkish new lira, South Korean won, South African rand, and Brazilian real.

Source: Bloomberg as of March 21, 2014

We share our research on how “capitalization” impacts currency market performance in our most recent white paper, “Bringing Order to Currency Investing.”  As we explain in our paper, it is rare for the G4 currencies, the Euro in particular, to outperform mid cap currencies, by such a large amount.  Our white paper can be found on our website: www.samsonfunds.com/literature/commentaries.html

Management Discussion of Fund Performance

For the six month period of August 31, 2013 through February 28, 2014, the returns for the Fund were -1.89% and -2.05% for the Institutional class (SCAFX) and Investor class (SCRFX), respectively.  The 3-Month T-Bill returned 0.03% for the same period.  As a matter of reference, the inverse of the US Dollar Index, which represents the performance of major currencies and is dominated by the type of “large cap” currencies we do not purchase (i.e. the Euro, Japanese yen, and British pound), had a return of 3.01% for the period.  The return of the inverse of the Federal Reserve Majors Index (which reflects more current trade weights) was 0.54% for the period.  It should be noted these currency benchmarks do not hold gold, short maturity bonds or most of the strong balance sheet currencies in our strategy.  Yet, as the data below shows, it was a mixed performance period for strong balance sheet currencies, not to mention gold.

Spot Currency Performance Relative to USD (8/31/13 - 2/28/14)

Currency	Spot Return
Chilean Pesos	-8.69%
Gold	-4.94%
Canadian Dollar	-4.76%
Taiwan Dollar	-1.30%
Australian Dollar	0.26%
Inverse Fed Majors Index	0.54%
Singapore Dollar	0.56%
Norwegian Krone	1.87%
Inverse US Dollar Index	3.01%
Swedish Krona	3.28%
Israeli Shekel	3.81%
South Korean Won	3.98%
Swiss Franc	5.62%
New Zealand Dollar	8.57%

Our gold holdings were a large source of underperformance for the period.  While gold detracted from performance early in the reporting period, it rebounded during the equity market sell-off in the first months of 2014. Commodity currencies and Asian currencies also were generally lackluster performers during the period.  The Chilean peso, a strong balance sheet nation with a deep commitment to free market economic principles, was not immune to the crisis that emerged in Latin American markets.  A bad zip code combined with meaningful commodity exposure contributed to its poor performance.  Concerns about a growth slowdown in China led to mixed performance for a number of Asian currencies like the Australian dollar and the Taiwan dollar.  An economic slowdown and concerns about further central bank easing also weighed on the Canadian dollar.  In January, a global equity market sell-off led to a safe-haven rally in the US dollar, Treasuries, and gold.  The rally in gold helped offset the decline in value of a number of our currencies.  During this turbulent period, we began to hedge the Fund’s exposure to foreign currencies.  While safe haven fears may have been the catalyst for the US dollar rally, rising geopolitical tensions and growing concerns about growth in China may contribute to continued strength in the US dollar.

STRONG Currency Exposure as of 2/28/14

At the same time, we should note that despite the market turbulence, STRONG continued to offer valuable diversification benefits to investors.  As the correlation table below shows, STRONG has maintained a 25% or less correlation with domestic fixed income as measured by the Barclays US Aggregate Bond Index and the Barclays 5 Year Municipal Index, and less than a 50% correlation with commodities as measured by the Goldman Sachs Commodity Index, domestic equities as measured by the S&P 500, or foreign stocks as measured by the MSCI EAFE Index and MSCI Emerging Market Index.

Exhibit 1: STRONG’s Diversification Benefits, Daily Correlation (8/31/2012 - 2/28/14):

Investors in STRONG have benefited from its diversification features and risk management and obtained currency exposure through a low volatility strategy.  The annualized standard deviation of returns for STRONG since inception was 3.97% as of February 28, 2014.  During that same time, the Fed Majors Currency Index and many individual currencies generated much higher volatilities, as the table below demonstrates.

Annualized Standard Deviation of Monthly Returns (8/31/12 - 2/28/14)

Definitions and Disclosures

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-SCA-FNDS. Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns. The Gross Expense Ratios are 1.82% (Investor Class) and 1.44% (Institutional Class).

Investment Terms

•
Cumulative currency return is measured relative to the US Dollar.  For example: The cumulative return of the Japanese Yen (JPY) from 12/31/1999 through 12/31/2010 was 32.3%.  This means that if an investor had $1 worth of JPY on 12/31/1999, held it for the 10 year period, and then changed it back into US Dollars on 12/31/10, it would be worth $1.323.

•	Annualized standard deviation is a measure of volatility, specifically, the dispersion of a set of data from its mean. The more spread apart the data, the higher the deviation.

Index Definitions

•	The 3-Month T-Bill is a short term debt obligation backed by the U.S. government with a maturity of three months.

•
Federal Reserve Major Currencies Index measures the strength of the U.S. dollar against a trade weighted basket of currencies.  The weightings of this index are rebalanced on an ad hoc basis by the Federal Reserve.  The inverse of this index measures the strength of a trade weighted basket of currencies against the U.S. dollar.

•
The US Dollar Index calculates the return of a trade weighted basket of currencies versus the dollar.  The inverse of this index measures the strength of a trade weighted basket of currencies against the U.S. dollar. U.S. Dollar Index® and USDX® are trademarks and service marks of the ICE®.  Neither the ICE® nor its affiliates are connected with or express any opinion concerning the Samson STRONG Nations Currency Fund.

•
Barclays Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices.  The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities.

•	Barclays U.S. Aggregate Index provides a broad-based measure of U.S. investment-grade fixed income markets.

•
The Barclays 5 Year Municipal Index is a rules-based and market value weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies:  Moody’s, S&P, Fitch. The bonds must be between 4 to 6 years from their maturity date.

•	The S&P 500 Index® is a benchmark representation of the U.S. 500 large-cap equities market.

•	Goldman Sachs Commodity Index (GSCI) is a composite index of commodity sector returns which represents a broadly diversified, unleveraged, long-only position in commodity futures.

•	MSCI EAFE Index serves as a benchmark of the performance in major international equity markets as represented by 21 major MSCI indexes from Europe, Australia, and Southeast Asia.

•	MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

•
Barclays Global Aggregate ex U.S.  Index provides a broad-based measure of the global investment-grade fixed income markets. The two major components of this index are the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices.  The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities.

A currency is a form of monetary units issued by a sovereign nation as a mode of exchange.  Currencies are stores of value subject to trading between nations and investors in foreign exchange markets, which determine the relative value of different currencies.  The value of a currency is determined in comparison to another reference currency; thus, the value of one currency relative to another could rise due to strengthening economic conditions in the first nation and/or weakening economic conditions in the second.  Since governments and their constituent central banks retain control over coinage and issuance, the value of currencies may also be affected by government fiscal policy, central bank monetary action, and trade policy (including tariffs, currency pegs, and capital controls).  Further, non-US Dollar-denominated short duration fixed income securities often proxy for currencies, but like other fixed income securities, introduce an element of interest rate risk as well.

A stock is a security representing an equity, or ownership interest, in a company.  Stocks are generally perceived to have more financial risk than bonds in that bond holders have a claim on firm operations or assets that is senior to that of equity holders.  In addition, stock prices are generally more volatile than bond prices.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  A stock may trade with more or less liquidity than a bond depending on the number of shares and bonds outstanding, the size of the company, and the demand for the securities.  Similarly, the transaction costs involved in trading a stock may be more or less than a particular bond depending on the factors mentioned above and whether the stock or bond trades upon an exchange.  Depending on the entity issuing the bond, it may or may or may not afford additional protections to the investor, such as a guarantee of return of principal by a government or bond insurance company.  There is typically no guarantee of any kind associated with the purchase of an individual stock.  Bonds are often owned by individuals interested in current income while stocks are generally owned by individuals seeking price appreciation with income a secondary concern.  The tax treatment of returns of bonds and stocks also differs given differential tax treatment of income versus capital gain.

Jonathan E. Lewis	Iraj Kani, PhD
Lead Portfolio Manager	Co-Portfolio Manager

The Samson STRONG Nations Currency Fund is distributed by Quasar Distributors, LLC.

It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the Schedules of Investments and Open Forward Currency Contracts of this report.

A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

Must be preceded or accompanied by a Prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings or geographical areas than a diversified fund. The Fund may also invest in gold, which involves additional risks, such as the possibility for substantial price fluctuations over a short period of time. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could be closed when most advantageous. Investing in derivatives could lose more than the amount invested. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Samson STRONG Nations Currency Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) and shareholder servicing fees (Investor Class shares only) and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/13 – 2/28/14).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Samson STRONG Nations Currency Fund
Expense Example (Continued)
(Unaudited)

	Institutional Class
	Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2013 -
	September 1, 2013	February 28, 2014	February 28, 2014*
Actual	$1,000.00	$ 981.10	$4.91
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Investor Class
	Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2013 -
	September 1, 2013	February 28, 2014	February 28, 2014*
Actual	$1,000.00	$ 979.50	$6.63
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.10	$6.76

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Samson STRONG Nations Currency Fund
Investment Highlights
(Unaudited)

The Samson STRONG Nations Currency Fund (the “Fund”) seeks to generate positive returns with limited drawdowns over full market cycles through investments in currencies, securities, and instruments that are associated with strong nations.  The Fund focuses on the currencies of nations with healthy economies and financial systems, more democratic governance, rule of law, transparency and with societies that are becoming more free.  We will also seek to hedge foreign currency exposures back into the dollar during periods of dollar rally.

Allocation of Portfolio Holdings
(% of Investments)*

*	As of February 28, 2014

Samson STRONG Nations Currency Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns – As of February 28, 2014

		Since
	One	Inception
	Year	(8/31/12)
Institutional Class	(6.03)%	(4.21)%
Investor Class	(6.38)%	(4.56)%
BofA Merrill Lynch 3 Month Treasury Bill Index	0.08%	0.09%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-SCA-FNDS (1-855-722-3637).

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on August 31, 2012, the inception date of the Fund.  The graph does not reflect any future performance.

The BofA Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that tracks 3 month U.S. government securities.  One cannot invest directly in an index.

Samson STRONG Nations Currency Fund
Investment Highlights (Continued)
(Unaudited)

Institutional Class
Growth of $100,000 Investment

Investor Class
Growth of $10,000 Investment

*	Inception Date

Samson STRONG Nations Currency Fund

Schedule of Investments

February 28, 2014 (Unaudited)

	Principal
	Amount	Value

AUSTRALIA – 8.47%

Foreign Government Bonds – 8.47%
Australia Government Bond
6.250%, 04/15/2015	$2,400,000	$2,231,888
Queensland Treasury Corp.
6.000%, 04/21/2016	2,400,000	2,277,644
TOTAL AUSTRALIA (Cost $4,552,991)		4,509,532

CANADA – 20.67%

Foreign Government Agency Issues – 12.32%
Province of British Columbia, Canada
1.200%, 04/25/2017	2,000,000	2,020,984
Province of Manitoba, Canada
1.300%, 04/03/2017	2,000,000	2,024,178
Province of Ontario, Canada
0.950%, 05/26/2015	1,888,000	1,903,571
2.700%, 06/16/2015	200,000	206,145
1.000%, 07/22/2016	400,000	403,521
		6,558,399

Foreign Governments Bonds – 8.35%

Canadian Government Bond – 8.35%
1.500%, 03/01/2017	1,000,000	912,165
1.500%, 09/01/2017	2,450,000	2,228,188
1.250%, 03/01/2018	1,450,000	1,301,111
		4,441,464
TOTAL CANADA (Cost $11,255,268)		10,999,863

GERMANY – 3.85%

Foreign Government Agency Issues – 3.85%
KFW
4.125%, 10/15/2014	1,000,000	1,024,321
2.625%, 03/03/2015	1,000,000	1,023,713
TOTAL GERMANY (Cost $2,045,686)		2,048,034

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Schedule of Investments (Continued)

February 28, 2014 (Unaudited)

	Shares	Value
GOLD – 4.27%
iShares Gold Trust (a)	88,225	$1,133,691
SPDR Gold Shares (a)	8,905	1,136,456
TOTAL GOLD (Cost $2,128,551)		2,270,147

	Principal
	Amount

MULTILATERAL INSTITUTIONS – 9.56%

Foreign Government Agency Issues – 9.56%
Asian Development Bank
2.750%, 05/21/2014	$1,000,000	1,005,561
2.625%, 02/09/2015	500,000	511,253
Inter-American Development Bank
0.500%, 08/17/2015	750,000	752,643
5.125%, 09/13/2016	1,000,000	1,110,996
1.125%, 03/15/2017	500,000	504,708
International Bank for Reconstruction & Development
1.125%, 08/25/2014	200,000	200,670
0.500%, 04/15/2016	1,000,000	1,001,716
TOTAL MULTILATERAL INSTITUTIONS
(Cost $5,085,606)		5,087,547

NEW ZEALAND – 8.85%

Foreign Government Bonds – 8.85%
New Zealand Government Bond
6.000%, 04/15/2015	2,550,000	2,203,643
6.000%, 04/15/2015	2,900,000	2,506,103
TOTAL NEW ZEALAND (Cost $4,567,842)		4,709,746

NORWAY – 6.53%

Foreign Government Bonds – 6.53%
Norway Government Bond
5.000%, 05/15/2015	20,000,000	3,472,509
TOTAL NORWAY (Cost $3,545,196)		3,472,509

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Schedule of Investments (Continued)

February 28, 2014 (Unaudited)

	Principal
	Amount	Value

SWEDEN – 6.36%

Foreign Government Bonds – 6.36%
Sweden Government Bond
6.750%, 05/05/2014	$10,000,000	$1,575,315
4.500%, 08/12/2015	11,000,000	1,809,108
TOTAL SWEDEN (Cost $3,226,094)		3,384,423

UNITED STATES – 25.18%

Municipal Bonds – 4.87%
Bay Area Toll Authority
5.000%, 04/01/2026 (Pre-refunded to 04/01/2016)	250,000	274,527
Indiana Health Facility Financing Authority
5.000%, 05/01/2021 (Pre-refunded to 05/01/2015)	500,000	527,385
New Jersey Economic Development Authority
5.250%, 09/01/2022 (Pre-refunded to 09/01/2015)	500,000	537,365
South Harrison School Building Group
5.250%, 07/15/2022 (Pre-refunded to 01/15/2015)	200,000	208,684
State of Hawaii
5.000%, 07/01/2016 (Pre-refunded to 07/01/2015)	980,000	1,041,809
		2,589,770

	Shares
Short-Term Investments – 1.51%
Fidelity Institutional Money Market Funds-
Money Market Portfolio	802,473	802,473

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Schedule of Investments (Continued)

February 28, 2014 (Unaudited)

	Principal
	Amount	Value

U.S. Government Notes – 15.04%
0.250%, 11/30/2014	$500,000	$500,528
0.250%, 09/15/2015	2,000,000	2,001,172
0.625%, 02/15/2017	3,000,000	2,995,665
0.875%, 04/30/2017	2,500,000	2,507,030
		8,004,395
U.S. Treasury Bills – 3.76%
0.086%, 06/26/2014 (b)	2,000,000	1,999,672
TOTAL UNITED STATES (Cost $13,381,870)		13,396,310
Total Investments (Cost $49,789,104) – 93.74%		49,878,111
Other Assets in Excess of Liabilities – 6.26%		3,333,554
TOTAL NET ASSETS – 100.00%		$53,211,665

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the effective yield based on the purchase price. The calculation assumes the security is held to maturity.

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Schedule of Open Forward Currency Contracts

February 28, 2014 (Unaudited)
Purchase Contracts:

				U.S. $		U.S. $
Counter-		Forward	Currency	Value	Currency	Value on	Unrealized
party of	Notional	Expiration	to be	February 28,	to be	Origination	Appreciation
contract	Amount	Date	Received	2014	Delivered	Date	(Depreciation)
JPM	2,250,000	3/6/14	AUD	$2,006,960	USD	2,024,339	$(17,379)
CITI	7,620,000	3/6/14	CAD	6,880,618	USD	6,899,032	(18,414)
STA	4,370,000	3/6/14	CHF	4,968,829	USD	4,844,789	124,040
STA	14,730,000	3/6/14	ILS	4,222,220	USD	4,184,389	37,831
STA	9,280,000	4/8/14	ILS	2,659,186	USD	2,635,615	23,571
STA	4,485,000,000	3/6/14	KRW	4,199,955	USD	4,192,183	7,772
STA	2,825,000,000	4/8/14	KRW	2,640,138	USD	2,632,315	7,823
CITI	26,120,000	3/6/14	NOK	4,350,948	USD	4,245,241	105,707
CITI	5,700,000	3/6/14	NZD	4,776,933	USD	4,724,160	52,773
JPM	10,640,000	3/6/14	SEK	1,659,306	USD	1,647,853	11,453
JPM	5,290,000	3/6/14	SGD	4,173,076	USD	4,179,903	(6,827)
JPM	3,340,000	4/8/14	SGD	2,634,830	USD	2,636,669	(1,839)
STA	126,500,000	3/6/14	TWD	4,175,725	USD	4,189,574	(13,849)
STA	80,000,000	4/8/14	TWD	2,643,820	USD	2,643,492	328
							$312,990

Counterparty abbreviations:
CITI – Citigroup, Inc.
JPM – J.P. Morgan Chase Bank, N.A.
STA – State Street Bank & Trust Co.

Currency abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
ILS – Israeli Shequel
KRW – South Korean Won
NOK – Norwegian Kroner
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar
TWD – Taiwan Dollar
USD – U.S. Dollar

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Schedule of Open Forward Currency Contracts (Continued)

February 28, 2014 (Unaudited)
Sales Contracts:

				U.S. $		U.S. $
Counter-		Forward	Currency	Value	Currency	Value on	Unrealized
party of	Notional	Expiration	to be	February 28,	to be	Origination	Appreciation
contract	Amount	Date	Received	2014	Delivered	Date	(Depreciation)
JPM	2,250,000	3/6/14	USD	$(2,006,960)	AUD	$(1,967,625)	$(39,335)
JPM	2,160,000	4/8/14	USD	(1,922,263)	AUD	(1,927,152)	4,889
CITI	7,620,000	3/6/14	USD	(6,880,619)	CAD	(6,899,220)	18,601
CITI	5,325,000	4/8/14	USD	(4,804,402)	CAD	(4,801,623)	(2,779)
STA	4,370,000	3/6/14	USD	(4,968,829)	CHF	(4,838,023)	(130,806)
STA	14,730,000	3/6/14	USD	(4,222,221)	ILS	(4,184,184)	(38,037)
STA	4,485,000,000	3/6/14	USD	(4,199,955)	KRW	(4,185,721)	(14,234)
CITI	26,120,000	3/6/14	USD	(4,350,948)	NOK	(4,181,458)	(169,490)
CITI	6,150,000	4/8/14	USD	(1,023,128)	NOK	(1,013,313)	(9,815)
CITI	5,700,000	3/6/14	USD	(4,776,933)	NZD	(4,607,790)	(169,143)
CITI	5,700,000	4/8/14	USD	(4,764,681)	NZD	(4,711,050)	(53,631)
JPM	10,640,000	3/6/14	USD	(1,659,306)	SEK	(1,629,726)	(29,580)
JPM	5,620,000	4/8/14	USD	(875,946)	SEK	(861,501)	(14,445)
JPM	5,290,000	3/6/14	USD	(4,173,076)	SGD	(4,175,876)	2,800
STA	126,500,000	3/6/14	USD	(4,175,725)	TWD	(4,173,127)	(2,598)
							$(647,603)
							$(334,613)

Counterparty abbreviations:
CITI – Citigroup, Inc.
JPM – J.P. Morgan Chase Bank, N.A.
STA – State Street Bank & Trust Co.

Currency abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
ILS – Israeli Shequel
KRW – South Korean Won
NOK – Norwegian Kroner
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar
TWD – Taiwan Dollar
USD – U.S. Dollar

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Statement of Assets and Liabilities

February 28, 2014 (Unaudited)

ASSETS
Investments, at value (cost $49,789,104)	$49,878,111
Cash	430,000
Foreign currency, at value (cost $469,473)	470,193
Receivables:
Unrealized appreciation on forward currency exchange contracts	397,587
Investments sold	1,666,106
Fund shares sold	775,000
Dividends and interest	630,876
Other assets	7,613
TOTAL ASSETS	54,255,486
LIABILITIES
Payables:
Payable for Fund shares redeemed	250,000
To affiliates	32,709
To advisor	10,770
Unrealized depreciation on forward currency exchange contracts	732,200
Distribution fees	46
Accrued expenses and other liabilities	18,096
TOTAL LIABILITIES	1,043,821
NET ASSETS	$53,211,665

Net assets consist of:
Paid-in capital	$57,194,159
Undistributed net investment loss	(1,345,063)
Accumulated net realized loss	(2,394,962)
Net unrealized appreciation (depreciation) on:
Investments	89,007
Forward contracts	(334,613)
Foreign currency translation	3,137
NET ASSETS	$53,211,665

Institutional Class
Net assets	$53,112,662
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	2,838,838
Net asset value, redemption price and offering price per share	$18.71
Investor Class
Net assets	$99,003
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	5,313
Net asset value, redemption price and offering price per share	$18.63

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Statement of Operations

For the Six Months Ended February 28, 2014 (Unaudited)

INVESTMENT INCOME
Interest income	$254,907
TOTAL INVESTMENT INCOME	254,907
EXPENSES
Investment advisory fees	189,738
Administration and accounting fees	55,290
Transfer agent fees and expenses	27,642
Custody fees	23,570
Federal and state registration fees	22,053
Audit and tax fees	14,634
Legal fees	6,401
Chief Compliance Officer fees	5,973
Trustees’ fees and related expenses	3,015
Reports to shareholders	2,986
Distribution Fees	171
Service Fees	68
Interest Expense	6
Other expenses	3,093
TOTAL EXPENSES	354,640
Less expense waiver by Adviser (Note 4)	(83,341)
NET EXPENSES	271,299
NET INVESTMENT LOSS	(16,392)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(753,659)
Forward contracts	(717,114)
Foreign currency translation	(63,608)
(1,534,381)

Net change in unrealized appreciation (depreciation) on:
Investments	592,718
Forward contracts	(164,719)
Foreign currency translation	41,361
469,360
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,065,021)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,081,413)

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
FROM OPERATIONS
Net investment loss	$(16,392)	$(78,736)
Net realized gain (loss) on:
Investments	(753,659)	(1,592,660)
Forward contracts	(717,114)	(274,236)
Foreign currency translation	(63,608)	(153,847)
Net change in unrealized
appreciation (depreciation) on:
Investments	592,718	(503,711)
Forward contracts	(164,719)	(169,894)
Foreign currency translation	41,361	(38,224)
Net decrease in net assets from operations	(1,081,413)	(2,811,308)

FROM DISTRIBUTIONS
Net investment income – Institutional Class	(923)	(88,735)
Net investment income – Investor Class	—	(115)
Net decrease in net assets resulting
from distributions paid	(923)	(88,850)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	9,402,142	56,716,285
Proceeds from shares sold – Investor Class	1,254	164,981
Net asset value of shares issued to
shareholders in payment of
distributions declared – Institutional Class	694	25,461
Payments for shares redeemed – Institutional Class	(7,654,231)	(1,405,576)
Payments for shares redeemed – Investor Class	(56,770)	(81)
Net increase in net assets from
capital share transactions	1,693,089	55,501,070
TOTAL INCREASE IN NET ASSETS	610,753	52,600,912

NET ASSETS:
Beginning of Period	52,600,912	—
End of Period	$53,211,665	$52,600,912
UNDISTRIBUTED NET INVESTMENT LOSS	$(1,345,063)	$(1,327,748)

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

FFinancial Highlights

Institutional Share Class

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
Net Asset Value, Beginning of Period	$19.07	$20.00

Income from investment operations:
Net investment loss(1)	(0.01)	(0.03)
Net realized and unrealized loss on investments	(0.35)	(0.85)
Total from investment operations	(0.36)	(0.88)

Less distributions paid:
From net investment income	0.00 (4)	(0.05)
Total distributions paid	—	(0.05)

Net Asset Value, End of Period	$18.71	$19.07

Total return(3)	(1.89)%	(4.43)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$53,113	$52,444

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(2)	1.30%	1.41%
After waivers and reimbursements of expenses(2)	1.00%	1.00%

Ratio of net investment loss to average net assets:
Before waivers and reimbursements of expenses(2)	(0.36)%	(0.59)%
After waivers and reimbursements of expenses(2)	(0.06)%	(0.18)%

Portfolio turnover rate(3)	58.87%	66.13%

(1)	Per share net investment loss was calculated using average shares outstanding.
(2)	Annualized.
(3)	Not annualized.
(4)	Rounds to less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund

Financial Highlights

Investor Share Class

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013
Net Asset Value, Beginning of Period	$19.02	$20.00

Income from investment operations:
Net investment loss(1)	(0.04)	(0.11)
Net realized and unrealized loss on investments	(0.35)	(0.85)
Total from investment operations	(0.39)	(0.96)

Less distributions paid:
From net investment income	—	(0.02)
Total distributions paid	—	(0.02)

Net Asset Value, End of Period	$18.63	$19.02

Total return(3)	(2.05)%	(4.79)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$99	$157

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(2)	1.65%	1.79%
After waivers and reimbursements of expenses(2)	1.35%	1.35%

Ratio of net investment loss to average net assets:
Before waivers and reimbursements of expenses(2)	(0.73)%	(0.98)%
After waivers and reimbursements of expenses(2)	(0.43)%	(0.54)%

Portfolio turnover rate(3)	58.87%	66.13%

(1)	Per share net investment loss was calculated using average shares outstanding.
(2)	Annualized.
(3)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Samson STRONG Nations Currency Fund
Notes to Financial Statements
February 28, 2014 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Samson STRONG Nations Currency Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to generate positive returns with limited drawdowns over full market cycles through investments in currencies, securities, and instruments that are associated with strong nations.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Trust has designated two classes of Fund shares: Institutional Class and Investor Class.  The two classes differ principally in their respective distribution and shareholder servicing fees.  All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  The Fund became effective on August 31, 2012 and commenced investment operations on September 1, 2012.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Samson Capital Advisors LLC (the “Adviser”), the Fund’s investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available,

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2014:

	Level 1	Level 2	Level 3(3)	Total
Equities(1):
Exchange Traded Funds	$2,270,147	$—	$—	$2,270,147
Total Equities	$2,270,147	$—	$—	$2,270,147
Fixed Income(1):
Foreign Government
Agency Issues	—	13,693,980	—	13,693,980
Foreign Government Bonds	—	20,517,674	—	20,517,674
Municipal Bonds	—	2,589,770	—	2,589,770
U.S. Government Bills	—	1,999,672	—	1,999,672
U.S. Government Notes	—	8,004,395	—	8,004,395
Total Fixed Income	$—	$46,805,491	$—	$46,805,491
Short-Term Investments	$—	$802,473	$—	$802,473
Total Investments
in Securities	$2,270,147	$47,607,964	$—	$49,878,111
Other Financial
Instruments(2)	$(334,613)	$—	$—	$(334,613)

(1)	See the Schedule of Investments for geographic classifications.
(2)	Other financial instruments are forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3)
The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the six months ended February 28, 2014, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

(b)	Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

within realized gain (loss) on investments.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

(c)	Derivative Instruments

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  The Fund invested in derivative instruments such as forward currency contracts during the period.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of February 28, 2014 was as follows:

	Asset Derivatives

Derivatives not accounted	Statement of Assets and
for as hedging instruments	Liabilities Location	Value
Foreign Exchange Contracts –	Appreciation on forward
Forward Currency Contracts	currency exchange contracts	$397,587
Total		$397,587
	Liability Derivatives
Derivatives not accounted	Statement of Assets and
for as hedging instruments	Liabilities Location	Value
Foreign Exchange Contracts –	Depreciation on forward
Forward Currency Contracts	currency exchange contracts	$(732,200)
Total		$(732,200)

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted	Forward
for as hedging instruments	Currency Contracts
Foreign Exchange Contracts	$(717,114)
Total	$(717,114)

Change in Unrealized Appreciation or (Depreciation)
on Derivatives Recognized in Income
Derivatives not accounted	Forward
for as hedging instruments	Currency Contracts
Foreign Exchange Contracts	$(164,719)
Total	$(164,719)

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with select counterparties. The netting arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangements also specify collateral posting arrangements at pre-arranged exposure levels.

Under the netting arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

Assets:

		Gross	Net
		Amounts	Amounts	Gross Amounts not
		Offset	Presented	offset in the Statement
		in the	in the	of Assets and Liabilities
	Gross	Statement	Statement		Cash and
	Amounts of	of Assets	of Assets		Securities
	Recognized	and	and	Financial	Received	Net
	Assets	Liabilities	Liabilities	Instruments	(Pledged)	Amount
Description
Forward
Contracts	$397,587	$ —	$397,587	$(397,587)	$ —	$ —
	$397,587	$ —	$397,587	$(397,587)	$ —	$ —

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts not
		Offset	Presented	offset in the Statement
		in the	in the	of Assets and Liabilities
	Gross	Statement	Statement		Cash and
	Amounts of	of Assets	of Assets		Securities
	Recognized	and	and	Financial	Received	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Pledged)	Amount
Description
Forward
Contracts	$732,200	$ —	$732,200	$(397,587)	$(334,613)	$ —
	$732,200	$ —	$732,200	$(397,587)	$(334,613)	$ —
The average monthly notional amount of forward currency contracts during the year ended February 28, 2014 were as follows:

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

Long Positions	Short Positions
$8,584,897,667	$2,703,717,500

Forward Currency Contracts

The Fund may enter into foreign currency forward exchange contracts.  When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d)	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

(e)	Distributions to Shareholders

The Fund will distribute any net investment income at least annually.  The Fund will distribute any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(g)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

(h)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are typically allocated evenly between the funds of the Trust, or other equitable means.  Expenses directly attributable to a class of shares, which presently only include distribution and shareholder servicing fees, are recorded to the specific class.

(i)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds.  Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid during the year ended August 31, 2013 were as follows:

Ordinary Income	Long-Term Capital Gain
$88,850	$—

As of August 31, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$52,047,314
Gross tax unrealized appreciation	329,777
Gross tax unrealized depreciation	(1,322,928)
Net tax unrealized appreciation (depreciation)	(993,151)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(1,907,007)
Total accumulated earnings (losses)	$(2,900,158)

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

At August 31, 2013 the Fund deferred, on a tax basis, late-year ordinary losses and post-October capital losses of:

Ordinary	Capital
$(1,491,100)	$(377,683)

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2013, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

Accumulated Undistributed Net Investment Income	$(1,160,162)
Accumulated Net Realized Loss	1,160,162

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2013.  The Fund recognized no interest and penalties related to uncertain tax benefits during the fiscal year 2013.  At August 31, 2013, the fiscal year 2013 remains open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.70% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through August 22, 2015, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 1.00% and 1.35% (the “Expense Limitation Cap”) of the average daily net assets of the Fund’s Institutional and Investor Class shares, respectively.  For the six months ended February 28, 2014, expenses of $83,341 were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

August 31, 2016	$181,808
February 28, 2017	$96,522

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investor Class shares for services to prospective Fund shareholders and distribution of Investor Class shares.  During the six months ended February 28, 2014, the Fund accrued expenses of $171 pursuant to the 12b-1 Plan.

The Trust also adopted a Shareholder Servicing Plan, which authorizes payment of a shareholder servicing fee to third parties of 0.10% of the average daily net assets of the Investor Class shares, for certain services provided to existing shareholders.  During the six months ended February 28, 2014, the Fund accrued $68 for shareholder servicing fees.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator and Fund Accountant under an Administration Agreement.  The Administrator performs various administrative and accounting services including preparing various federal and state regulatory filings, reports and returns for the Fund; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Fund’s custodian, transfer agent and accountants; coordinating the preparation and payment of the Fund’s expenses; and reviewing the Fund’s expense accruals.  For the six months ended February 28, 2014, the Fund incurred $55,290 in administration and accounting fees.  At February 28, 2014, the Administrator owed fees of $17,440.

USBFS also serves as the transfer agent to the Fund.  U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended February 28, 2014, the Fund incurred $27,642, and $23,570 in transfer agency and custody fees, respectively.  At February 28, 2014, fees of $8,177, and $5,114 were owed for transfer agency and custody fees, respectively.

The Fund also has a line of credit with U.S. Bank (see Note 9).

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank.

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

Certain officers of the Fund are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank.  This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended February 28, 2014, the Fund was allocated $5,973 of the Trust’s Chief Compliance Officer fee.  At February 28, 2014, the Fund owed fees of $1,978 to USBFS for Chief Compliance Officer’s services.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Institutional Class	Six Months Ended	Year Ended
	February 28, 2014	August 31, 2013(1)
Shares sold	494,828	2,821,638
Shares reinvested	36	1,256
Shares redeemed	(406,652)	(72,268)
Net increase	88,212	2,750,626

Investor Class	Six Months Ended	Year Ended
	February 28, 2014	August 31, 2013(1)
Shares sold	67	8,255
Shares redeemed	(3,005)	(4)
Net increase	(2,938)	8,251

(1)	The Fund commenced operations on August 31, 2012.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended February 28, 2014, are summarized below.

Purchases
U.S. Government	$8,492,715
Other	22,398,832
Sales
U.S. Government	$9,206,865
Other	17,594,022

(9)	Line of Credit

The Fund has a line of credit in the amount of the lesser of $3,000,000 or 33.33% of the fair value of unencumbered assets of the Fund, as defined, which matures on August 15, 2014.  This unsecured line of credit is intended to provide short-term

Samson STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2014 (Unaudited)

financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime rate (3.25% as of August 31, 2013).  The credit facility is with the Fund’s custodian, U.S. Bank.  During the six months ended February 28, 2014, the Fund did not utilize the line of credit.

(10)	Recent Accounting Pronouncement

In January 2013, the FASB issue ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Reporting Financial Standards (“IFRS”). ASU No. 2013-01 clarifies ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”). Specifically, the ASU requires reporting entities to present separately for assets and liabilities: (a) the gross amounts of those recognized assets and recognized liabilities; (b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities; (c) the net amount presented in the Statement of Assets and Liabilities; (d) the amounts subject to an enforceable MNA not included in (b); and (e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013. There is no impact of the ASU on the financial statements of the Fund for the six months ended February 28, 2014.

(11)	Subsequent Event

The Board, based upon the recommendation of the Adviser, has approved closing the Investor Class shares of the Fund to all new purchases.  Effective as of May 30, 2014, Investor Class shares will no longer be available for purchase.  The decision and timing for any future opening or closing of the Investor Class shares of the Fund will be at the discretion of the Adviser, subject to the approval of the Board.  Additionally, on May 30, 2014, the Fund will convert its existing Investor Class shares into Institutional Class shares of the Fund.  Prior to the conversion, shareholders of Investor Class shares may redeem those shares as described in the Fund’s prospectus.

Samson STRONG Nations Currency Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Samson STRONG Nations Currency Fund
Additional Information
(Unaudited)

Tax Information

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2013.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-SCA-FNDS (1-855-722-3637).

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	35	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 58		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	35	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 57		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Samson STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	35	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 70		2009	Chief Compliance		Endowment
			Officer (“CCO”),		fund complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–2011); Vice		Trustee, Gottex
			President, Secretary,		Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		fund complex
			Trust (an open-end		(three closed-
			investment company)		end investment
			(1997–2007);		companies);
			President, CAO		Independent
			and CCO, Granum		Manager,
			Securities, LLC		Ramius IDF
			(a broker-dealer)		fund complex
			(1997–2007).		(two closed-
end investment
companies).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	35	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 51		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 56	Executive	2013	Services, LLC
Officer			(2004–present).

Samson STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator;
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 40	and	2013	Services, LLC
	Principal		(2002–present).
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 34		2005	(2004–present).

Robert M. Slotky	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President,
Milwaukee, WI 53202	Officer and	January 26,	U.S. Bancorp Fund
Age: 66	Anti-Money	2011	Services, LLC
	Laundering		(2001–present).
Officer

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 32		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-SCA-FNDS (1-855-722-3637).  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-855-SCA-FNDS (1-855-722-3637), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SCA-FNDS (1-855-722-3637) to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

Samson STRONG Nations Currency Fund

Investment Adviser	Samson Capital Advisors LLC
600 Lexington Avenue
20th Floor
New York, New York 10022

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*                    /s/ John Buckel
John Buckel, President

Date    4/30/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ John Buckel
John Buckel, President

Date    4/30/2014

By (Signature and Title)*                   /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date    4/30/2014

* Print the name and title of each signing officer under his or her signature.